Non-Cash Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Company's Ordinary Shares	A summary of the changes in the Company’s ordinary shares from December 31, 2020 through March 31, 2021 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2020	207,310	9.97
Granted	—	0.00
Vested	(26,814)	8.03
Forfeited	(11,043)	7.08
Unvested balance as of March 31, 2021	169,453	$10.57

Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors

The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months ended March 31, 2021 were as follows:

For the Three Months Ended March 31,
2021
Expected option life (years)	6.3
Expected volatility	75.9%
Risk-free interest rate	1.1%
Expected dividend yield	—

Summary of Share Options

Share Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	3,687,086	$13.03	9.59	$9,931
Granted	408,216	13.58
Exercised	—	—
Canceled or Forfeited	(116,742)	16.02
Outstanding as of March 31, 2021	3,978,560	14.63	9.38	$-
Exercisable as of March 31, 2021	424,170	13.86	—	$-
Vested and expected to vest as of March 31, 2021	3,978,560	$14.63	9.38	$-

Summary of Activity Related to RSUs

The Company has granted RSUs that generally vest over a period of four years from the date of grant. The following table summarizes the activity related to RSUs from December 31, 2020 through March 31, 2021:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	2,500	$17.56
Granted	25,000	18.10
Vested and settled	—	—
Forfeited	—	—
Outstanding as of March 31, 2021	27,500	$18.07

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Three Months Ended March 31,
	2021	2020
Research and development	$1,201	$185
General and administrative	1,345	145
	$2,546	$330